Equity (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Sep. 03, 2025	Aug. 13, 2025	Jul. 30, 2025	Jun. 12, 2025	May 20, 2025	Mar. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 15, 2025	May 23, 2025	May 22, 2025	May 09, 2025	Apr. 17, 2025
Equity [Line Items]
Number of common shares (in Shares)							1,109,058,185
Share capital							$ 35,114
Capital reserve value							7,242,742	$ 180,586
Share premium amount										$ 193,572	$ 1,800,000		$ 193,432
Contribution of shares (in Shares)												572,981,486
Merger share percentage											51.20%
Preferred shares total amount							35,114	13,177,841
Transaction shares (in Dollars per share)											$ 0.18
Contribution of shares (in Shares)											522,224,559
Repurchase of shares							192
Approved value		$ 600,000
Repurchased shares (in Shares)		41,008.292
Repurchased value		$ 600,000
Treasury shares transactions							598,423
Dividends paid per common share (in Dollars per share)			$ 2.1			$ 6.3
Dividends payable								358,621						$ 1,500,000
Allocated to non-controlling shareholders.	$ 88,400					$ 264,100	$ 356,158	$ 4,296	$ 5,859
Distributed dividends	$ 500,000
Material non-controlling interest, percentage							17.70%	17.60%
Non-controlling interest voting rights, percentage							82.30%	82.40%
Non-controlling interest							$ 819,211	$ 1,039,899
Accumulated non-controlling interest							790,200	880,800
JBS USA [Member]
Equity [Line Items]
Share capital								13,177,841
Non-controlling interest							$ 202,200	$ 199,900	$ 67,100
Class A Common shares [Member]
Equity [Line Items]
Number of common shares (in Shares)							814,216,001
Repurchase of shares (in Shares)				19,669,712
Repurchase of shares				$ 192
Repurchase of common shares		$ 400,000
Class B Common shares [Member]
Equity [Line Items]
Number of common shares (in Shares)							294,842,184	2,218,116,370
Cancellation shares (in Shares)					3,468,538,000
Share Capital [Member]
Equity [Line Items]
Number of common shares (in Shares)											572,981,486
Preferred shares total amount											$ 4,000,000